FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

10.               FAIR VALUE MEASUREMENT

(a)Recurring fair value measurement:

Carrying values for financial instruments, including cash and cash equivalents, short-term investments, accounts receivable, and accounts payable and accrued liabilities approximate fair values due to their short-term maturities.

Fair value estimates for derivative contracts are based on quoted market prices for comparable contracts and represent the amount the Company would have received from, or paid to, a counterparty to unwind the contract at the market rates in effect at the consolidated balance sheet date.

The Company categorizes each of its fair value measurements in accordance with a fair value hierarchy.  The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means.  Level 3 inputs are unobservable (supported by little or no market activity).  The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

For financial instruments that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing their classification (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2017 include:

	Level 1	Level 2	Level 3	Aggregate Fair Value
Available-for-sale investments	$188.0	$—	$—	$188.0
Derivative contracts:
Foreign currency forward and collar contracts	—	6.1	—	6.1
Energy swap contracts	—	12.9	—	12.9
Total return swap contracts	—	0.6	—	0.6

	$188.0	$19.6	$—	$207.6

During the year ended December 31, 2017, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The valuation techniques that are used to measure fair value are as follows:

Available-for-sale investments:

The fair value of available-for-sale investments is determined based on a market approach reflecting the closing price of each particular security at the consolidated balance sheet date.  The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore available-for-sale investments are classified within Level 1 of the fair value hierarchy.

Derivative contracts:

The Company’s derivative contracts are valued using pricing models and the Company generally uses similar models to value similar instruments.  Such pricing models require a variety of inputs, including contractual cash flows, quoted market prices, applicable yield curves and credit spreads.  The fair value of derivative contracts is based on quoted market prices for comparable contracts and represents the amount the Company would have received from, or paid to, a counterparty to unwind the contract at the quoted market rates in effect at the consolidated balance sheet date and therefore derivative contracts are classified within Level 2 of the fair value hierarchy.

The following table summarizes information about derivative contracts outstanding at December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Asset / (Liability) Fair Value	AOCI	Asset / (Liability) Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts (a) (i)	6.1	4.4	8.9	5.9

Commodity contracts
Energy swap contracts (b) (ii)	12.9	9.8	12.3	9.6

Other contracts
Total return swap contracts (iii)	0.6	—	(6.2)	—

Total all contracts	$19.6	$14.2	$15.0	$15.5

Unrealized fair value of derivative assets
Current	17.0		16.1
Non-current	3.9		6.0

	$20.9		$22.1

Unrealized fair value of derivative liabilities
Current	(1.1)		(7.1)
Non-current	(0.2)		—

	$(1.3)		$(7.1)

Total net fair value	$19.6		$15.0

(a)	Of the total amount recorded in AOCI at December 31, 2017, $4.2 million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.

(b)	Of the total amount recorded in AOCI at December 31, 2017, $7.3 million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.

(i)Foreign currency forward and collar contracts

The following table provides a summary of foreign currency forward and collar contracts outstanding at December 31, 2017, maturing in 2018 and 2019:

Foreign currency	2018	2019	2020
Brazilian real forward buy contracts
(in millions of U.S. dollars)	$69.6	$—	$—
Average price (Brazilian reais)	3.32	—	—
Brazilian real zero cost collars
(in millions of U.S. dollars)	$25.2	$60.0	$—
Average put strike (Brazilian reais)	3.75	3.45	—
Average call strike (Brazilian reais)	4.12	3.64	—
Canadian dollar forward buy contracts
(in millions of U.S. dollars)	$40.5	$18.0	$—
Average rate (Canadian dollars)	1.35	1.28	—
Russian rouble zero cost collars
(in millions of U.S. dollars)	$24.0	$—	$—
Average put strike (Russian roubles)	60.0	—	—
Average call strike (Russian roubles)	71.2	—	—

During 2017, the Company entered into the following new forward buy and zero cost collar derivative contracts:

•	$58.5 million Canadian dollars at an average rate of 1.33 maturing in 2018 to 2019;

•	$24.0 million Russian roubles with an average put strike of 60.00 and an average call strike of 71.24 maturing in 2018;

•	$69.6 million Brazilian reais at an average rate of 3.32 maturing in 2018; and

•	$60.0 million Brazilian reais with an average put strike of 3.45 and an average call strike of 3.64 maturing in 2019.

At December 31, 2017, the unrealized gain or loss on the derivative contracts recorded in AOCI is as follows:

•	Brazilian real forward buy contracts — unrealized loss of $0.7 million (December 31, 2016 — $nil);

•	Brazilian real zero cost collar contracts — unrealized gain of $1.8 million (December 31, 2016 — $6.0 million gain);

•	Canadian dollar forward buy contracts — unrealized gain of $2.6 million (December 31, 2016 — $0.2 million loss); and

•	Russian rouble zero cost collar contracts — unrealized gain of $0.7 million (December 31, 2016 — $0.1 million gain).

(ii)Energy swap contracts

The Company is exposed to changes in energy prices through its consumption of diesel and other fuels, and the price of electricity in some electricity supply contracts.  The Company entered into energy swap contracts that protect against the risk of fuel price increases.  Fuel is consumed in the operation of mobile equipment and electricity generation.

The following table provides a summary of energy swap contracts outstanding at December 31, 2017, maturing in 2018 to 2020:

Energy	2018	2019	2020
WTI oil swap contracts (barrels)	907,482	594,451	90,000
Average price	$48.48	$49.86	$52.40

During 2017, the following new commodity derivative contracts were entered into:

•	1,048,000 barrels of WTI oil at an average rate of $49.46 per barrel maturing from 2017 to 2020.

At December 31, 2017, the unrealized gain or loss on these derivative contracts recorded in AOCI is as follows:

•	WTI oil swap contracts — unrealized gain of $9.8 million (December 31, 2016 — $9.6 million gain).

(iii)Total return swap contracts

The Company enters into total return swaps (“TRS”) as economic hedges of the Company’s DSUs and cash-settled RSUs.  Under the terms of the TRS, a bank has the right to purchase Kinross shares in the marketplace as a hedge against the returns in the TRS.  At December 31, 2017, 5,695,000 TRS units were outstanding.

At December 31, 2017, 74% of the DSUs were economically hedged (December 31, 2016 — 90%) and 102% of cash-settled RSUs were economically hedged (December 31, 2016 — 84%), although hedge accounting was not applied.

(b)Non-recurring fair value measurement:

Property, plant and equipment was written down to its recoverable amount at Paracatu during the year ended December 31, 2017 and at Maricunga during the year ended December 2016. In addition, the Company recognized a reversal of impairment charges related to the property, plant and equipment at Tasiast and Fort Knox due to changes in the estimates used to determine the recoverable amount of the Tasiast and Fort Knox CGUs since the last impairment loss was recognized. Certain assumptions used in the calculation of the recoverable amount are categorized as Level 3 in the fair value hierarchy.

(c)Fair value of financial assets and liabilities not measured and recognized at fair value:

Long-term debt is measured at amortized cost.  The fair value of long-term debt is primarily measured using market determined variables, and therefore was classified within Level 2 of the fair value hierarchy.  See Note 12.